Institutional Income Funds	07/01/2019 to 06/30/2020

ICA File Number: 811-21055
Registrant Name: T. Rowe Price Institutional Income Funds, Inc.
Reporting Period: 07/01/2019 - 06/30/2020

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street Baltimore, Maryland 21202

(Address of principal executive offices)

Ryan Nolan
100 East Pratt Street
Baltimore, Maryland 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: 5/31

Date of reporting period: 07/01/2019 to 06/30/2020

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) T. Rowe Price Institutional Income Funds, Inc.

By (Signature and Title) /s/ David Oestreicher
David Oestreicher, Principal Executive Officer

Date August 31, 2020

======================= Institutional Cash Reserves Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========================= Institutional Core Plus Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================= Institutional Floating Rate Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Institutional High Yield Fund =========================

ALCOA CORPORATION

Ticker:       AA             Security ID:  013872106
Meeting Date: MAY 06, 2020   Meeting Type: Annual
Record Date:  MAR 11, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Michael G. Morris        For       For          Management
1b    Elect Director Mary Anne Citrino        For       For          Management
1c    Elect Director Pasquale (Pat) Fiore     For       For          Management
1d    Elect Director Timothy P. Flynn         For       For          Management
1e    Elect Director Kathryn S. Fuller        For       For          Management
1f    Elect Director Roy C. Harvey            For       For          Management
1g    Elect Director James A. Hughes          For       For          Management
1h    Elect Director James E. Nevels          For       For          Management
1i    Elect Director Carol L. Roberts         For       For          Management
1j    Elect Director Suzanne Sitherwood       For       For          Management
1k    Elect Director Steven W. Williams       For       For          Management
1l    Elect Director Ernesto Zedillo          For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation
4     Provide Right to Act by Written Consent Against   Against      Shareholder

--------------------------------------------------------------------------------

CONSTELLIUM SE

Ticker:       CSTM           Security ID:  N22035104
Meeting Date: NOV 25, 2019   Meeting Type: Special
Record Date:  OCT 28, 2019

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Open Meeting                            None      None         Management
2     Change of Corporate Seat from           For       For          Management
      Amsterdam to Paris
3     Amend Articles of Association           For       For          Management
4     Confirm Board Composition Following     For       For          Management
      Transfer of Corporate Seat
5     Confirm Annual Fixed Fees to Directors  For       For          Management
6     Appoint PricewaterhouseCoopers Audit    For       For          Management
      and RSM Paris as Auditors
7     Approve Issuance of Shares under 2013   For       For          Management
      Equity Incentive Plan
8     Approve Issuance of Shares or Other     For       For          Management
      Equity Securities with Preemptive
      Rights up to 50 Percent of the Issued
      Share Capital
9     Approve Issuance of Shares or Other     For       For          Management
      Equity Securities without Preemptive
      Rights up to 50 Percent of the Issued
      Share Capital
10    Approve Issuance of Shares or Other     For       For          Management
      Equity Securities without Preemptive
      Rights up to 10 Percent of the Issued
      Share Capital
11    Grant Board Authority to Issue          For       For          Management
      Additional Shares up to 15 Percent of
      Issued Capital
12    Authorize Board to Issue Free Warrants  For       Against      Management
      with Preemptive Rights During a Public
      Tender Offer
13    Authorize Capital Issuances for Use in  For       For          Management
      Employee Stock Purchase Plans
14    Authorize Filing of Required Documents  For       For          Management
      and Other Formalities
15    Allow Questions                         None      None         Management
16    Close Meeting                           None      None         Management

--------------------------------------------------------------------------------

CONSTELLIUM SE

Ticker:       CSTM           Security ID:  F21107101
Meeting Date: JUN 29, 2020   Meeting Type: Annual/Special
Record Date:  JUN 25, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reelect Jean-Marc Germain as Director   For       For          Management
2     Reelect Peter Hartman as Director       For       For          Management
3     Reelect Guy Maugis as Director          For       For          Management
4     Approve Financial Statements and        For       For          Management
      Statutory Reports
5     Approve Consolidated Financial          For       For          Management
      Statements and Statutory Reports
6     Approve Discharge of Directors and      For       For          Management
      Auditors
7     Approve Allocation of Income and        For       For          Management
      Absence of Dividends
8     Authorize Board to Issue Free Warrants  For       For          Management
      with Preemptive Rights During a Public
      Tender Offer
9     Authorize Capital Issuances for Use in  For       For          Management
      Employee Stock Purchase Plans
10    Authorize Filing of Required            For       For          Management
      Documents/Other Formalities

--------------------------------------------------------------------------------

IHEARTMEDIA, INC.

Ticker:       IHRT           Security ID:  45174J509
Meeting Date: JUN 15, 2020   Meeting Type: Annual
Record Date:  APR 22, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gary Barber              For       For          Management
1.2   Elect Director Brad Gerstner            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

=================== Institutional Long Duration Credit Fund ====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT